Form N-1A Supplement	Jul. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date Income Fund
PGIM Target Date 2020 Fund
PGIM Target Date 2025 Fund
PGIM Target Date 2030 Fund
PGIM Target Date 2035 Fund
PGIM Target Date 2040 Fund
PGIM Target Date 2045 Fund
PGIM Target Date 2050 Fund
PGIM Target Date 2055 Fund
PGIM Target Date 2060 Fund
PGIM Target Date 2065 Fund
PGIM Target Date 2070 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE INCOME FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date Income Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2020 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2020 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2025 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2025 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2030 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2030 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2035 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2035 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2040 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2040 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2045 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2045 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2050 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2050 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2065 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2065 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM Target Date 2070 Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2070 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2055 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2055 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.

PGIM TARGET DATE 2060 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PRUDENTIAL INVESTMENT PORTFOLIOS 5
PGIM Target Date 2060 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 12, 2025
to the Fund’s Currently Effective Summary Prospectus and Prospectus
You should read this Supplement in conjunction with each Fund’s Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
The Board of Trustees of Prudential Investment Portfolios 5, of which each Fund is a series, has approved the removal of PGIM Total Return Bond Fund (the “Total Return Bond Fund”)and the inclusion of PGIM Total Return Bond Fund ETF (the “Total Return Bond ETF” as one of the Underlying Funds (as defined below) selected as investments for the Funds.
To reflect this, each Fund’s Summary Prospectus and Prospectus are hereby revised to replace all references to the Total Return Bond Fund with the Total Return Bond ETF. In addition, each Fund’s Summary Prospectus and Prospectus are further revised as follows, effective on or about January 2026:
1.The first sentence (second sentence for PGIM Target Date Income Fund) of the section of each Fund’s Summary Prospectus and Prospectus titled “Investments, Risks and Performance — Principal Investment Strategies” is hereby deleted and replaced with the following:
The Fund pursues its objective by investing in a diversified portfolio of other mutual funds and exchange-traded funds (“ETFs”) within the PGIM fund family (collectively, the “Underlying Funds”) that represent various asset classes and sectors.